Equity Method Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS
14.	EQUITY METHOD INVESTMENTS

RW Gathering, LLC

We own a 40% non-operated interest in RW Gathering, LLC (“RW Gathering”), which owns gas-gathering assets to facilitate development in our Appalachian Basin operations. During the second quarter of 2015 we incurred a 100% impairment charge of $17.5 million related to RW Gathering. We did not make any capital contributions to RW Gathering during the first three months of 2016 and 2015. During each of the three months ended March 31, 2016 and March 31, 2015, RW Gathering incurred net losses from continuing operations of $0.5 million. The loss incurred was due to insurance fees, bank fees, rent expenses and depreciation expense. Historically, we recorded our share of the net losses on the Statements of Operations as Loss on Equity Method Investments. As of June 30, 2015, we discontinued applying the equity method of accounting for our share of net losses due to our investment being reduced to zero.

During each of the three-month periods ended March 31, 2016 and 2015, we incurred approximately $0.2 million in compression expenses that were charged to us from Williams Production Appalachia, LLC. These costs are in relation to compression costs incurred by RW Gathering and are recorded as Production and Lease Operating Expense on our Consolidated Statement of Operations. As of March 31, 2016 and December 31, 2015, there were no receivables or payables due between RW Gathering and us.

5.	EQUITY METHOD INVESTMENTS

RW Gathering

RW Gathering, LLC (“RW Gathering”) is a Delaware limited liability company that we jointly own with WPX Energy Inc. (“WPX”) and Sumitomo, with our ownership equaling 40%. RW Gathering owns gas-gathering and other midstream assets that service jointly owned properties in Westmoreland and Clearfield Counties, Pennsylvania.

Our investment in RW Gathering totaled approximately $17.9 million as of December 31, 2014, and was recorded on our Consolidated Balance Sheet as Equity Method Investments. During the second quarter of 2015 we incurred a 100% impairment charge of $17.5 million related to RW Gathering (for additional information, see Note 16, Impairment Expense, to our Consolidated Financial Statements). We did not make any capital contributions to RW Gathering during 2015 and 2014. RW Gathering recorded net losses from continuing operations of $2.0 million, $2.0 million and $1.9 million for the years ended December 31, 2015, 2014 and 2013, respectively. The losses incurred were due to insurance fees, bank fees, rent expenses and DD&A expense. Our share of the net loss from continuing operations incurred by RW Gathering is recorded on the Statements of Operations as Loss on Equity Method Investments. As of June 30, 2015, we discontinued applying the equity method of accounting for our share of the net losses due to our investment being reduced to zero.